Income Taxes - Schedule of Income Tax Payable (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Income Tax Payable [Line Items]
Income tax payable	$ 64,180	$ 125,288
Hong Kong Profit Tax [Member]
Schedule of Income Tax Payable [Line Items]
Income tax payable	$ 64,180	$ 125,288